Summary of Changes in Fair Value of Level 3 Financial Instruments (Details) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Contingent Earnout Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, Beginning Balance	$ 11	$ 11	$ 1,893	$ 1,456	$ 1,456	$ 17,414
Issuance of instruments
Change in fair value			(1,824)	437	(1,445)	(15,958)
Extinguishment of debt derivatives in connection with debt extinguishment
Fair value, Ending Balance	11	11	69	1,893	11	1,456
Private Placement Warrants [Member] | Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, Beginning Balance			241	127	127	888
Issuance of instruments
Change in fair value			(217)	114	(127)	(761)
Extinguishment of debt derivatives in connection with debt extinguishment
Fair value, Ending Balance			24	241		127
2022 Private Placement Warrants [Member] | Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, Beginning Balance		1	28	23	23	109
Issuance of instruments
Change in fair value		(1)	(23)	5	(22)	(86)
Extinguishment of debt derivatives in connection with debt extinguishment
Fair value, Ending Balance			5	28	1	23
Change due to exchange
Debt Derivatives [Member] | Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, Beginning Balance
Issuance of instruments						13,890
Change in fair value						(8,485)
Extinguishment of debt derivatives in connection with debt extinguishment						(5,405)
Fair value, Ending Balance
RDO Warrants [Member] | Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, Beginning Balance		90	13,053	10,891	10,891
Issuance of instruments						10,891
Change in fair value		55	(11,016)	2,162	(10,801)
Extinguishment of debt derivatives in connection with debt extinguishment
Fair value, Ending Balance			2,037	13,053	90	10,891
Change due to exchange		(145)
Placement Agent Warrants [Member] | Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, Beginning Balance	3	16	644	536	536
Issuance of instruments						536
Change in fair value		(13)	(544)	108	(520)
Extinguishment of debt derivatives in connection with debt extinguishment
Fair value, Ending Balance	3	3	100	644	16	536
Change due to exchange
2024 Private Warrants [Member] | Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, Beginning Balance		2
Issuance of instruments			6,321		6,321
Change in fair value		(1)	(5,948)		(6,319)
Extinguishment of debt derivatives in connection with debt extinguishment
Fair value, Ending Balance			373		2
Change due to exchange		(1)
BEPO Warrants [Member] | Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, Beginning Balance	6	378
Issuance of instruments			9,020		9,020
Change in fair value		176	(6,784)		(8,642)
Extinguishment of debt derivatives in connection with debt extinguishment
Fair value, Ending Balance	6	6	2,236		378
Change due to exchange		(548)
BEPO Agent Warrants [Member] | Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, Beginning Balance	4	18
Issuance of instruments			446		446
Change in fair value		(14)	(336)		(428)
Extinguishment of debt derivatives in connection with debt extinguishment
Fair value, Ending Balance	4	4	110		18
July 2024 Private Warrants [Member] | Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, Beginning Balance		865
Issuance of instruments					4,200
Change in fair value		441			(3,335)
Extinguishment of debt derivatives in connection with debt extinguishment
Fair value, Ending Balance					865
Change due to exchange		(1,306)
August Inducement Warrants [Member] | Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, Beginning Balance		796
Issuance of instruments					2,437
Change in fair value		402			(1,641)
Extinguishment of debt derivatives in connection with debt extinguishment
Fair value, Ending Balance					$ 796
Change due to exchange		$ (1,198)